Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000142876 | 950590AG4 | Wendy's International, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142876 | 28414HAG8 | Elanco Animal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | 97650WAG3 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | 904311AA5 | Under Armour, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | 427096AH5 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | 402635AQ9 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 150190AB2 | Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 832696AK4 | J M Smucker Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 26884UAE9 | EPR Properties
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | 345370BN9 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000142876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000142876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000142876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000142876 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.50%
C000142876 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142876 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	7.00%
C000142876 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.60%
C000125620 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000125620 | 339382103 | Flexsteel Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125620 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125620 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125620 | 677864100 | Oil-Dri Corp of America
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125620 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125620 | 20451Q104 | Compass Diversified Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125620 | 296056104 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125620 | 73757R102 | Postal Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125620 | 066849100 | Bar Harbor Bankshares
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125620 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000125620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000125620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000125620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000125620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000125620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000125620 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000125620 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125620 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	89.90%
C000125617 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125617 | 911922102 | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125617 | 120076104 | Build-A-Bear Workshop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125617 | 392709101 | Green Brick Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125617 | 068463108 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125617 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125617 | 004816104 | Acme United Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125617 | 74727K102 | QEP Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125617 | 458665304 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125617 | 600551204 | Miller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000125617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000125617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125617 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.90%
C000125617 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	92.10%
C000106068 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106068 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106068 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106068 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106068 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106068 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106068 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106068 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106068 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106068 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106068 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106068 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106068 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106068 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000106068 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000106068 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000106068 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106068 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106068 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106068 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000106068 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106068 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.00%
C000106068 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.90%
C000106067 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106067 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106067 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106067 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106067 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106067 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106067 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106067 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000106067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000106067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000106067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106067 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106067 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.90%
C000106067 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
C000106067 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.00%
C000106067 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.90%
C000241411 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241411 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241411 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241411 | 918284100 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241411 | 671044105 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241411 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241411 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241411 | 404609109 | Hackett Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241411 | 011311107 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241411 | 53635B107 | Liquidity Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000241411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000241411 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241411 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000241411 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.50%
C000241410 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241410 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241410 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241410 | 918284100 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241410 | 671044105 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241410 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241410 | 830830105 | Champion Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241410 | 404609109 | Hackett Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241410 | 011311107 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241410 | 53635B107 | Liquidity Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241410 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241410 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000241410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241410 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000241410 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241410 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000241410 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.50%